Label	Element	Value
Cash flow hedges [member]
Non-cash loss recognized in relation to cross currency interest rate swaps	nomd_NonCashLossRecognizedInRelationToCrossCurrencyInterestRateSwaps	€ 6,800,000
Present value of defined benefit obligation [member]
Disclosure of analysis of present value of defined benefit obligation [Table Text Block]	nomd_DisclosureofanalysisofpresentvalueofdefinedbenefitobligationTableTextBlock

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2022	€m	€m	€m
Present value of unfunded employee benefit obligations	54.0	6.4	60.4
Present value of funded employee benefit obligations	179.3	—	179.3
Subtotal present value of employee benefit obligations	233.3	6.4	239.7
Fair value of plan assets	(107.6)	—	(107.6)
Recognized liability for net employee benefit obligations	125.7	6.4	132.1

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2021	€m	€m	€m
Present value of unfunded employee benefit obligations	77.5	11.1	88.6
Present value of funded employee benefit obligations	264.0	—	264.0
Subtotal present value of employee benefit obligations	341.5	11.1	352.6
Fair value of plan assets	(108.4)	—	(108.4)
Recognized liability for net employee benefit obligations	233.1	11.1	244.2

United Kingdom, Pounds | Forward contract [member] | Currency risk [member]
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	€ 1,500,000
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	(6,800,000)
United States of America, Dollars | Forward contract [member] | Currency risk [member]
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	(2,000,000.0)
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	(10,800,000)
Sweden, Kronor | Forward contract [member] | Currency risk [member]
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	2,100,000
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity	nomd_SensitivityAnalysisForTypesOfMarketRiskReasonablyPossibleChangeInRiskVariableImpactOnEquity	€ 400,000